Exploration and evaluation (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Impairment	$ 7,344	$ 0
Impairment charge, net of income taxes	5,400
Net book value	$ 95,002	$ 102,182	$ 100,038
27 Exploration properties [Member]
Statements Line Items
Net smelter return	2.00%
Osisko Mining [Member]
Statements Line Items
Net smelter return	1.00%
Net book value	$ 34,000
Investments by Farmee	3,900
Total earnout amount	$ 10,300
Osisko Mining [Member] | Kan property [Member]
Statements Line Items
Earn-in agreement description	Osisko Mining may earn a 100% interest in the Kan property upon completing expenditures totaling $6.0 million over a 7-year period, which represents the guaranteed expenditures to be incurred by Barrick Gold Corporation ("Barrick"), following an earn-in agreement signed between Osisko Mining and Barrick where Barrick committed to spend $15.0 million on the Kan property; Osisko Mining may earn a 50% interest upon completing expenditures totaling $3.6 million over a 4-year period.
Osisko Mining [Member] | 26 Exploration properties [Member]
Statements Line Items
Earn-in agreement description	Osisko Mining may earn a 100% interest in 26 of Osisko's exploration properties located in the James Bay area and Labrador Trough (excluding the Coulon copper-zinc project and four other exploration properties) upon completing expenditures of $26.0 million over a 7-year period; Osisko Mining may earn a 50% interest upon completing expenditures totaling $15.6 million over a 4-year period.
Top of range [Member] | 26 Exploration properties [Member]
Statements Line Items
Net smelter return	3.50%
Bottom of range [Member] | 26 Exploration properties [Member]
Statements Line Items
Net smelter return	1.50%